2b. INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset schedule
	USEFUL LIVES	2013	2012

Contractual license	5 years	$250,000	$250,000
Acquisition of intellectual property (FuturLink)	5 years	160,200	–
Website technology development	5 years	45,000	–
		455,200	250,000
Less Accumulated Depreciation		153,416	83,333
		$301,784	$166,667

Future accumulated amortization schedule
2013	$91,040
2014	91,040
2015	57,707
2016	41,040
2017	20,957
thereafter	–
301,784